ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 38,284,455	$ 43,986,075
Less: allowance for doubtful accounts	(985,990)	(738,101)
Accounts receivable, net	$ 37,298,465	$ 43,247,974